Cover Page	Sep. 29, 2020	Jun. 25, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 29, 2020
Entity Registrant Name		PROGRESS SOFTWARE CORP /MA
Entity Incorporation, State or Country Code		DE
Entity File Number		0-19417
Entity Tax Identification Number		04-2746201
Entity Address, Address Line One		14 Oak Park
Entity Address, City or Town		Bedford
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01730
City Area Code		781
Local Phone Number		280-4000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		PRGS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000876167
Amendment Flag		false